UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SIR Capital Management, L.P.

Address:   620 Eighth Avenue
           22nd Floor
           New York, New York 10018


Form 13F File Number: 028-13426


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ben Fooshee
Title:  Chief Operating Officer
Phone:  (212) 993-7090

Signature,  Place,  and  Date  of  Signing:

/s/ Ben Fooshee                    New York, NY                       2/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              64

Form 13F Information Table Value Total:  $      556,811
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ANADARKO PETE CORP           COM             032511107   15,877   208,000 SH       SOLE                  208,000      0    0
ATWOOD OCEANICS INC          COM             050095108    1,007    25,300 SH       SOLE                   25,300      0    0
BARRETT BILL CORP            COM             06846N104    5,275   154,820 SH       SOLE                  154,820      0    0
CAMERON INTERNATIONAL CORP   COM             13342B105    7,167   145,700 SH       SOLE                  145,700      0    0
CHICAGO BRIDGE & IRON CO N V N Y REGISTRY SH 167250109      503    13,300 SH       SOLE                   13,300      0    0
COBALT INTL ENERGY INC       COM             19075F106    6,983   449,918 SH       SOLE                  449,918      0    0
CANADIAN NAT RES LTD         COM             136385101   13,016   348,300 SH       SOLE                  348,300      0    0
CABOT OIL & GAS CORP         COM             127097103    3,784    49,851 SH       SOLE                   49,851      0    0
CARBO CERAMICS INC           COM             140781105    1,455    11,800 SH       SOLE                   11,800      0    0
CHEVRON CORP NEW             COM             166764100    2,969    27,900 SH       SOLE                   27,900      0    0
CYTEC INDS INC               COM             232820100    2,250    50,400 SH       SOLE                   50,400      0    0
DIAMOND OFFSHORE DRILLING IN COM             25271C102    2,973    53,800 SH       SOLE                   53,800      0    0
DRESSER-RAND GROUP INC       COM             261608103    8,100   162,300 SH       SOLE                  162,300      0    0
DYCOM INDS INC               COM             267475101      249    11,900 SH       SOLE                   11,900      0    0
ENERGEN CORP                 COM             29265N108   16,095   321,900 SH       SOLE                  321,900      0    0
F M C CORP                   COM NEW         302491303    4,465    51,900 SH       SOLE                   51,900      0    0
GRACE W R & CO DEL NEW       COM             38388F108    3,683    80,200 SH       SOLE                   80,200      0    0
CHART INDS INC               COM PAR $0.01   16115Q308    3,796    70,200 SH       SOLE                   70,200      0    0
HERCULES OFFSHORE INC        COM             427093109    2,347   528,600 SH       SOLE                  528,600      0    0
HESS CORP                    COM             42809H107   32,643   574,700 SH       SOLE                  574,700      0    0
HOLLYFRONTIER CORP           COM             436106108   16,649   711,500 SH       SOLE                  711,500      0    0
JACOBS ENGR GROUP INC DEL    COM             469814107    3,823    94,200 SH       SOLE                   94,200      0    0
KBR INC                      COM             48242W106   10,279   368,805 SH       SOLE                  368,805      0    0
KEY ENERGY SVCS INC          COM             492914106      927    59,900 SH       SOLE                   59,900      0    0
KODIAK OIL & GAS CORP        COM             50015Q100    5,218   549,300 SH       SOLE                  549,300      0    0
LAREDO PETE HLDGS INC        COM             516806106    1,259    56,470 SH       SOLE                   56,470      0    0
LONE PINE RES INC            COM             54222A106      327    46,600 SH       SOLE                   46,600      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -       N53745100    4,620   142,200 SH       SOLE                  142,200      0    0
MARATHON PETE CORP           COM             56585A102   18,471   554,858 SH       SOLE                  554,858      0    0
MARATHON OIL CORP            COM             565849106   19,456   664,700 SH       SOLE                  664,700      0    0
NOBLE ENERGY INC             COM             655044105   20,115   213,100 SH       SOLE                  213,100      0    0
NABORS INDUSTRIES LTD        SHS             G6359F103   20,166 1,163,000 SH       SOLE                1,163,000      0    0
NOBLE CORPORATION BAAR       NAMEN -AKT      H5833N103    6,234   206,295 SH       SOLE                  206,295      0    0
NISOURCE INC                 COM             65473P105    1,391    58,400 SH       SOLE                   58,400      0    0
NATIONAL OILWELL VARCO INC   COM             637071101    8,614   126,700 SH       SOLE                  126,700      0    0
OASIS PETE INC NEW           COM             674215108   14,816   509,300 SH       SOLE                  509,300      0    0
OCEANEERING INTL INC         COM             675232102   27,024   585,829 SH       SOLE                  585,829      0    0
OIL STS INTL INC             COM             678026105    6,774    88,700 SH       SOLE                   88,700      0    0
OCCIDENTAL PETE CORP DEL     COM             674599105   38,398   409,800 SH       SOLE                  409,800      0    0
PACIFIC DRILLING SA LUXEMBOU REG SHS         L7257P106    4,218   453,600 SH       SOLE                  453,600      0    0
PRECISION DRILLING CORP      COM 2010        74022D308    9,270   903,500 SH       SOLE                  903,500      0    0
QEP RES INC                  COM             74733V100    3,044   103,900 SH       SOLE                  103,900      0    0
ROBBINS & MYERS INC          COM             770196103    1,796    37,000 SH       SOLE                   37,000      0    0
ROWAN COS INC                COM             779382100    2,172    71,600 SH       SOLE                   71,600      0    0
ROSETTA RESOURCES INC        COM             777779307    7,739   177,900 SH       SOLE                  177,900      0    0
SANDRIDGE ENERGY INC         COM             80007P307      497    60,900 SH       SOLE                   60,900      0    0
SEADRILL LIMITED             SHS             G7945E105      504    15,200 SH       SOLE                   15,200      0    0
SWIFT ENERGY CO              COM             870738101   12,734   428,467 SH       SOLE                  428,467      0    0
STONE ENERGY CORP            COM             861642106    9,747   369,486 SH       SOLE                  369,486      0    0
SM ENERGY CO                 COM             78454L100   20,256   277,100 SH       SOLE                  277,100      0    0
SUPERIOR ENERGY SVCS INC     COM             868157108    1,399    49,200 SH       SOLE                   49,200      0    0
SUNCOR ENERGY INC NEW        COM             867224107   63,178 2,191,400 SH       SOLE                2,191,400      0    0
TIDEWATER INC                COM             886423102    6,764   137,200 SH       SOLE                  137,200      0    0
TALISMAN ENERGY INC          COM             87425E103   21,494 1,685,819 SH       SOLE                1,685,819      0    0
TOTAL S A                    SPONSORED ADR   89151E109    5,418   106,000 SH       SOLE                  106,000      0    0
TARGA RES CORP               COM             87612G101    4,606   113,191 SH       SOLE                  113,191      0    0
TENARIS S A                  SPONSORED ADR   88031M109    9,871   265,500 SH       SOLE                  265,500      0    0
TETRA TECH INC NEW           COM             88162G103      488    22,600 SH       SOLE                   22,600      0    0
VANTAGE DRILLING COMPANY     ORD SHS         G93205113      498   429,680 SH       SOLE                  429,680      0    0
WEATHERFORD INTERNATIONAL LT REG SHS         H27013103    1,360    92,900 SH       SOLE                   92,900      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
WHITING PETE CORP NEW        COM             966387102    2,124    45,500 SH       SOLE                   45,500      0    0
WESTERN REFNG INC            COM             959319104      804    60,500 SH       SOLE                   60,500      0    0
WPX ENERGY INC               COM             98212B103    3,470   191,000 SH       SOLE                  191,000      0    0
EXXON MOBIL CORP             COM             30231G102    4,162    49,100 SH       SOLE                   49,100      0    0


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